7. Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7. RELATED PARTY TRANSACTIONS

Consulting expense to related parties

On January 1, 2015, the Company extended for three years a previous consulting agreement with General Pacific Partners, LLC a company owned and operated by the CEO and majority shareholder to provide consulting services in the motor sports marketing industry. The consulting agreement requires a $5,000 monthly fee and can be terminated by either party pursuant to a 60 day notice. During the three months ended March 31, 2018 and 2017, the Company incurred related party consulting expense of $15,000, respectively. As of March 31, 2018, and December 31, 2017, the Company had an accrued payable balance due to this related party of $45,000 and $30,000, respectively.

Other related party transactions

On March 25, 2017, the Company transferred a Ford Mustang to the shareholder from whom it was previously purchased from in exchange for 833,333 shares of common stock, which were cancelled.

On May 25, 2017, the Company purchased two race cars from the same shareholder in exchange for 333,333 shares of common stock. The race cars were valued at $50,000.

On July 1, 2017, the Company issued 400,000 shares of common stock to Rick Ware Leasing, LLC under the terms of a lease agreement for warehouse space.

On April 25, 2017, the Company entered into a sponsorship agreement with Dashub, Inc., a company for whom the majority shareholder serves on the board of directors. The agreement was for $81,000, of which $6,000 was paid at signing. The remaining $75,000 receivable was converted to a note bearing interest at 8% maturing in October 2018. The note can be converted into 75,000 shares of Dashub, Inc. any time prior to the maturity date. As part of the agreement, the Company received warrants to purchase 24,999 shares of Dashub, Inc. at $1.00 per share. The warrants expire April 30, 2018.

Due to related parties

On October 1, 2009, the Company entered into a line of credit agreement for up to $600,000 with a related party owned and operated by the CEO and majority shareholder that also provides motor sports marketing industry consulting services to the Company as needed. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. The loan bears interest at eight percent (8%) per annum. As of March 31, 2018, and December 31, 2017, the Company owed $80,164 and $122,164, respectively, to this related party. As of March 31, 2018, and December 31, 2017, the Company had accrued interest on this line of credit in the amounts of $29,366 and $28,026, respectively.

On August 5, 2013, the Company entered into a line of credit agreement for up to $500,000 with a related party owned and operated by the CEO and majority shareholder. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. As of March 31, 2018, and December 31, 2017, the Company owed $56,680 and $49,647, respectively, to this related party. As of March 31, 2018, and December 31, 2017, the Company had accrued interest on this line of credit in the amounts of $80,731 and $79,708, respectively.

NOTE 7. RELATED PARTY TRANSACTIONS

Consulting expense to related parties

On January 1, 2015, the Company extended for three years a previous consulting agreement with a company owned and operated by the CEO and majority shareholder to provide consulting services in the motor sports marketing industry. The consulting agreement requires a $5,000 monthly fee and can be terminated by either party pursuant to a 60 day notice. On July 3, 2017, $210,000 of the accrued fees were converted into 2,100,000 shares of stock at a value of $0.10 per share. As of December 31, 2017, and 2016, the Company had an accrued payable balance due to this related party of $30,000 and $180,000, respectively.

Accounts payable to related parties

During race events, the Company charges various event related expenses to credit cards of the majority shareholder. These expenses are recorded as accounts payable to related parties at the time the charges are made and reimbursed at the conclusion of the event. The Company had a balance due of $464 and $16,302 as of December 31, 2017 and 2016, respectively.

Due to related parties

On October 1, 2009, the Company entered into a line of credit agreement for up to $600,000 with a related party owned and operated by the CEO and majority shareholder that also provides motor sports marketing industry consulting services to the Company as needed. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. The loan bears interest at eight percent (8%) per annum. On July 3, 2017, $200,000 of the balance due was converted into 2,000,000 shares of stock at a value of $0.10 per share. As of December 31, 2017, and 2016, the Company owed $122,164 and $183,164, respectively, in operating advances from this related party. As of December 31, 2017 and 2016, the Company had accrued interest on this line of credit in the amounts of $28,026 and $18,354, respectively.

On August 5, 2013, the Company entered into a line of credit agreement for up to $500,000 with a related party owned and operated by the CEO and majority shareholder. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. On July 3, 2017, $200,000 of the balance due was converted into 2,000,000 shares of stock at a value of $0.10 per share. As of December 31, 2017, and 2016, the Company owed $49,647 and $332,647, respectively, in operating advances to this related party. As of December 31, 2017, and 2016, the Company had accrued interest on this line of credit in the amounts of $79,708 and $67,040, respectively.

Other related party transactions

On March 25, 2017, the Company transferred a Ford Mustang to the shareholder from whom it was previously purchased from in exchange for 833,333 shares of common stock, which were cancelled.

On May 25, 2017, the Company purchased two racecars from the same shareholder in exchange for 333,333 shares of common stock. The racecars were valued at $50,000.

On July 1, 2017, the Company issued 400,000 shares of common stock to Rick Ware Leasing, LLC under the terms of a lease agreement for warehouse space.

On April 25, 2017, the Company entered into a sponsorship agreement with Dashub, Inc., a company for whom the majority shareholder serves on the board of directors. The agreement was for $81,000, of which $6,000 was paid at signing. The remaining $75,000 was converted to a note bearing interest at 8% maturing in October 2018. The note can be converted into 75,000 shares of the Company any time prior to the maturity date. As part of the agreement, the Company received warrants to purchase 24,999 shares of Dashub, Inc. at $1.00 per share. The warrants expire April 30, 2018.